Prepayments (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments [Abstract]
Summary of prepayments	Prepayments at December 31, 2017 and 2016, are summarized as follows:
	2017	2016
Prepaid expenses	$4,775	$7,258
Prepaid insurance premiums	4,328	1,672
Fleet insurance	2,424	6,350
	$11,527	$15,280